Shelton Funds

1875 Lawrence Street, Suite 300

Denver, CO 80202

January 3, 2023

VIA EDGAR

Division of Investment Management

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC  20549

Re: Shelton Funds (the “Trust”)

File Nos. 033-00499 and 811-4417

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act”), in lieu of filing under Rule 497(c), the Trust hereby certifies that the forms of Prospectus and Statement of Additional Information for the Trust, each dated January 1, 2023, do not differ from the Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 70 to the Trust’s Registration Statement on Form N-1A under the Securities Act, the text of which was filed electronically with the U. S. Securities and Exchange Commission on December 29, 2022 via EDGAR (Accession No. 0001387131-22-012850).

The SEC Staff is kindly requested to address any comments on this filing to me at (303) 228-8983.

Sincerely,

/s/Gregory T. Pusch

Gregory T. Pusch

Secretary

Shelton Funds

cc: Peter H. Schwartz, Esq., Davis Graham & Stubbs LLP